Loan Receivable	12 Months Ended
Dec. 31, 2025
Loan Receivable [Abstract]
Loan receivable
8.	Loan receivable

On October 15, 2025, the Company provided a loan of $2,000,000 to a third party, Hong Kong Xinda Mining Resources Investment Holding Group Limited. The loan bears interest at 0.25% per month and is repayable by June 14, 2026. Subsequent to the reporting date, $200,000 has been collected.